Share Based Compensation (Options Granted) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Option Issue Five [Member]	Dec. 31, 2012 Share Based Options [Member] USD ($)	Dec. 31, 2011 Share Based Options [Member] USD ($)	Dec. 31, 2012 Share Based Options [Member] Option Issue Five [Member] CAD
Share-based Compensation Arrangement, Options [Line Items]
Description of award		Share based options (“options”) are granted to certain directors, officers or management employees at the discretion of the Company’s Board of Directors, or its designate.
Number of shares authorized		4,000
Determination of expiry date		expire on the 10th anniversary date of the grant
Award vesting rights		Options, in the absence of any other determination, are exercisable equally on their first, second, third and fourth anniversary dates		December 31, 2016
Weighted average grant date market value of all options outstanding		$ 22.28	$ 20.68
Grant date	Aug. 20, 2012			Aug. 20, 2012
Options granted		210	0	210
Terms of award		The exercise date of options may be accelerated at the discretion of the Board of Directors, or its designate. Options are not transferable or assignable.		share based options, all of which have stock appreciation rights
Exercise price				20.29
Grant date market value				20.01
Expiry date				Dec. 31, 2021